Investment Objectives and Goals	Apr. 21, 2026
CapForce IBD 50 ETF
Prospectus [Line Items]
Risk/Return [Heading]	CapForce IBDÒ 50 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track, before fees and expenses, the performance of the IBD® 50 Index (the “Index”).
CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	CapForce IBD Ò Breakout Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index (the “Index”).